Janus Henderson Short Duration Flexible Bond Fund Average Annual Total Returns - Class A C S I N T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	1.58%	1.63%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.91%	1.24%	1.36%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.67%	1.15%	0.94%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	1.65%	1.48%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	1.99%	1.84%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.75%	2.07%	1.89%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	0.73%	0.78%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.23%	0.95%	0.90%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	1.90%	1.71%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.